CONDENSED BALANCE SHEETS (Q3) - USD ($)	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Nov. 23, 2020	Sep. 30, 2020	Aug. 19, 2020
Current assets
Cash	$ 1,232,020			$ 1,478,928
Prepaid expenses	77,885			295,658
Total Current Assets	1,309,905			1,774,586
Marketable investments held in Trust Account	175,106,330			175,089,531
TOTAL ASSETS	176,416,235			176,864,117	$ 154,056,837
Current liabilities
Accrued expenses	925,178			126,944
Accrued offering costs	350,000			350,000
Total Current Liabilities	1,275,178			476,944
Deferred underwriting fee payable	6,037,500			6,037,500
Warrant liability	17,227,857			28,062,924
Total Liabilities	24,540,535			34,577,368	28,393,183
Commitments and Contingencies
Class A ordinary shares subject to possible redemption, 17,250,000 shares at $10.15 per share at September 30, 2021 and December 31, 2020	175,087,500	$ 175,087,500	$ 175,087,500	175,087,500
Shareholders' Deficit
Preference shares, $0.0001 par value; 1,000,000 shares authorized; no shares issued and outstanding	0			0	0
Additional paid-in capital	0	0	0	0	0
Accumulated deficit	(23,212,231)	(24,870,128)	(22,214,840)	(32,801,182)	(26,586,777)
Total Shareholder's Deficit	(23,211,800)	(24,869,697)	(22,214,409)	(32,800,751)	(26,586,346)	$ 20,000	$ 0
TOTAL LIABILITIES AND SHAREHOLDER'S DEFICIT	176,416,235			176,864,117	154,056,837
Class A Ordinary Shares [Member]
Current liabilities
Class A ordinary shares subject to possible redemption, 17,250,000 shares at $10.15 per share at September 30, 2021 and December 31, 2020				175,087,500	152,250,000
Shareholders' Deficit
Ordinary shares	0	$ 0	$ 0	0	0
Class B Ordinary Shares [Member]
Shareholders' Deficit
Ordinary shares	$ 431			$ 431	$ 431